Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2017-1

Collection Period	07/01/20-07/31/20
Determination Date	8/10/2020
Distribution Date	8/17/2020

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-05.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$237,379,648.19
2.	Collections allocable to Principal		$15,798,826.39
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$587,606.13
5.	Pool Balance on the close of the last day of the related Collection Period		$220,993,215.67
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		32,321
7.	Initial Pool Balance		$1,310,000,025.92
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$0.00	$0.00
	c. Class A-3 Note Balance	$31,829,648.06	$15,443,215.54
	d. Class A-4 Note Balance	$117,800,000.00	$117,800,000.00
	e. Class B Note Balance	$24,800,000.00	$24,800,000.00
	f. Class C Note Balance	$26,200,000.00	$26,200,000.00
	g. Class D Note Balance	$30,200,000.00	$30,200,000.00
	h. Note Balance (sum a - g)	$230,829,648.06	$214,443,215.54
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0000000	0.0000000
	c. Class A-3 Note Pool Factor	0.0740224	0.0359145
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.1762058	0.1636971
10.	Overcollateralization Target Amount		$6,550,000.13
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$6,550,000.13
12.	Weighted Average Coupon		7.72%
13.	Weighted Average Original Term	months	68.35
14.	Weighted Average Remaining Term	months	23.14
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$1,584,989.26
	b. Liquidation Proceeds allocable to Finance Charge		$7,439.31
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$1,592,428.57
16.	Principal:
	a. Collections allocable to Principal		$15,798,826.39
	b. Liquidation Proceeds allocable to Principal		$220,282.85
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$16,019,109.24

17.	Total Finance Charge and Principal Collections (15d + 16d)	$17,611,537.81
18.	Interest Income from Collection Account	$931.86
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$17,612,469.67
Available Funds
21.	Available Collections	$17,612,469.67
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$17,612,469.67
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$197,816.37
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$197,816.37
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$0.00
	i. Class A-3 Monthly Interest	$52,518.92
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$52,518.92
	m. Class A-4 Monthly Interest	$222,838.33
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$222,838.33
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$52,493.33
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$52,493.33
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$62,006.67
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$62,006.67
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$86,321.67
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$86,321.67
34.	Quaternary Principal Distributable Amount	$9,836,432.39
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$10,510,427.68
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$6,550,000.13
38.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
39.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$1,592,428.57
	b. Total Daily Deposits of Principal Collections	$16,019,109.24
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$931.86
	e. Total Deposits to Collection Account (sum a - d)	$17,612,469.67
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$197,816.37
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$16,862,611.44
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$552,041.86
	f. Total Withdrawals from Collection Account (sum a - e)	$17,612,469.67
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$52,518.92
	d. Class A-4 Interest Distribution	$222,838.33
	e. Class B Interest Distribution	$52,493.33
	f. Class C Interest Distribution	$62,006.67
	g. Class D Interest Distribution	$86,321.67
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$16,386,432.52
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$16,862,611.44
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$16,438,951.44
	d. Class A-4 Distribution	$222,838.33
	e. Class B Distribution	$52,493.33

f. Class C Distribution	$62,006.67
g. Class D Distribution	$86,321.67
h. Total Withdrawals from Note Payment Account (sum a - g)	$16,862,611.44

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$552,041.86
	b. Reserve Account surplus (Ln 55)	$200.89
	c. Total Deposits to Certificate Payment Account (sum a - b)	$552,242.75
46.	Withdrawals
	a. Certificateholder Distribution	$552,242.75
	b. Total Withdrawals from Certificate Payment Account	$552,242.75
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $3,275,000.06	$3,275,000.06
	b. Note Balance	$214,443,215.54
48.	Required Reserve Account Amount	$3,275,000.06
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$3,275,000.06
50.	Investment Earnings	$200.89
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$3,275,200.95
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$200.89
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$3,275,000.06
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$197,816.37
60.	Amount to be deposited from the Collection Account into the Note Payment Account	$16,862,611.44
61.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$552,041.86
62.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
63.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$200.89
64.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
65.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$16,438,951.44
67.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$222,838.33
68.	Amount to be paid to Class B Noteholders from the Note Payment Account	$52,493.33
69.	Amount to be paid to Class C Noteholders from the Note Payment Account	$62,006.67
70.	Amount to be paid to Class D Noteholders from the Note Payment Account	$86,321.67
71.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$552,242.75

Delinquency Activity
		Number of Loans	Principal Balance
72.	Delinquency Analysis
	a. 31 to 60 days past due	557	$5,393,082.24
	b. 61 to 90 days past due	269	$2,758,440.18
	c. 91 to 120 days past due	103	$996,277.96
	d. 121 or more days past due	1	$12,842.80
	e. Total Past Due (sum a - d)	930	$9,160,643.18
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 72e / Ln 5)		4.1452%

73.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

74.	Defaulted Receivables (charge-offs)	63	$587,606.13
75.	Recoveries	208	$227,722.16
76.	Net Losses (Ln 74 - Ln 75)		$359,883.97
77.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 76 / Ln 1)		0.1516%

Cumulative Loss Activity
		Number of Loans	Principal Balance

78.	Defaulted Receivables (charge-offs)	4,026	$50,088,760.24
79.	Recoveries	3,291	$22,181,415.77
80.	Cumulative Net Losses (Ln 78 - Ln 79)		$27,907,344.47
81.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 80 / Ln 7)		2.1303%
82.	Average Net Loss on Defaulted Receivables		$6,931.78

Other Servicing Information

83.	Principal Balance of Receivables extended during the Collection Period		$2,152,726.73
84.	Pool Balance on the close of the last day of the preceding Collection Period		$237,379,648.19
85.	Ratio of extensions to pool balance (Ln 83 / Ln 84)		0.91%

Servicer Covenant
86.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,553,998,000.00
87.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 10, 2020.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer